The Merger Fund VL
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

	Shares		Value
LONG INVESTMENTS - 92.49%
COMMON STOCKS - 45.19%
AUTO PARTS & EQUIPMENT - 0.96%
Delphi Technologies plc (a)(b)	28,418		$474,865
BIOTECHNOLOGY - 3.06%
Immunomedics, Inc. (a)(j)	9,354		795,371
Momenta Pharmaceuticals, Inc. (a)(j)	11,900		624,512
Pfenex, Inc. (a)	7,028		89,607
			1,509,490
BROADCASTING - 0.07%
Fox Corporation Class A (j)	1,212		33,730
CASINOS & GAMING - 0.01%
Caesars Entertainment, Inc. (a)	83		4,653
CHEMICALS - 0.25%
DuPont de Nemours, Inc. (e)(j)	2,200		122,056
CONSTRUCTION MACHINERY & HEAVY TRUCKS - 0.41%
Navistar International Corporation (a)(j)	4,700		204,638
ELECTRICAL COMPONENTS & EQUIPMENT - 0.44%
Vivint Solar, Inc. (a)	5,153		218,229
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.50%
Fitbit, Inc. Class A (a)	35,591		247,713
ENVIRONMENTAL & FACILITIES SERVICES - 1.61%
Advanced Disposal Services, Inc. (a)(e)	26,249		793,507
HEALTH CARE EQUIPMENT - 8.56%
Varian Medical Systems, Inc. (a)(j)	9,474		1,629,528
Wright Medical Group N.V. (a)(b)(e)	84,883		2,592,327
			4,221,855
HEALTH CARE TECHNOLOGY - 1.52%
Livongo Health, Inc. (a)	5,358		750,388
INSURANCE BROKERS - 6.06%
Willis Towers Watson plc (b)	14,325		2,991,346
INTEGRATED TELECOMMUNICATION SERVICES - 0.21%
Cincinnati Bell, Inc. (a)	7,051		105,765
INTERACTIVE MEDIA & SERVICES - 1.03%
58.com, Inc. - ADR (a)(f)	17,750		497,000
Bitauto Holdings Ltd. - ADR (a)	600		9,450
			506,450
INTERNET & DIRECT MARKETING RETAIL - 2.58%
Grubhub, Inc. (a)(f)	17,420		1,270,789
INVESTMENT BANKING & BROKERAGE - 8.27%
E*TRADE Financial Corporation	46,896		2,347,145
TD Ameritrade Holdings Corporation	44,345		1,736,106
			4,083,251
IT CONSULTING & OTHER SERVICES - 0.09%
Grid Dynamics Holdings, Inc. (a)	5,904		45,638
IT SERVICES - 0.20%
Virtusa Corporation (a)(j)	1,982		97,435
LIFE & HEALTH INSURANCE - 0.03%
Genworth Financial, Inc. Class A (a)	4,159		13,933
OIL & GAS EXPLORATION & PRODUCTION - 0.08%
Noble Energy, Inc.	4,654		39,792
PACKAGED FOOD - 0.36%
Whole Earth Brands, Inc. (a)	21,464		179,010
REITs - 1.87%
Broadmark Realty Capital, Inc.	2,814		27,746
Taubman Centers, Inc.	26,888		895,101
			922,847
SEMICONDUCTORS - 2.69%
Maxim Integrated Products, Inc.	19,606		1,325,562
SPECIALTY STORES - 4.33%
Tiffany & Company (e)	18,442		2,136,506
TOTAL COMMON STOCKS (Cost $22,271,394)			22,299,448

	Shares/Units
SPECIAL PURPOSE ACQUISITION COMPANIES - 13.44% (a)
ACE Convergence Acquisition Corporation (b)	24,500		251,125
Artius Acquisition, Inc. (b)	24,274		252,207
Bespoke Capital Acquisition Corporation Class A - ADR (f)	23,901		233,752
CC Neuberger Principal Holdings I Class A (b)	21,168		220,147
CF Finance Acquisition Corporation Class A	5,184		53,913
CHP Merger Corporation Class A	1,090		11,107
Churchill Capital Corporation IV	19,391		194,298
Cohn Robbins Holdings Corporation (b)	9,907		99,962
D8 Holdings Corporation (b)	24,400		245,708
Deerfield Healthcare Technology Acquisitions Corporation	136		1,446
E.Merge Technology Acquisition Corporation	17,000		171,360
Equity Distribution Acquisition Corporation	24,953		257,016
Flying Eagle Acquisition Corporation Class A	5,346		65,007
Fortress Value Acquisition Corporation Class A	2,197		29,835
FTAC Olympus Acquisition Corporation (b)	124,547		1,245,470
Fusion Acquisition Corporation Class A	22,970		225,795
GigCapital3, Inc.	4,800		47,760
Gores Holdings IV, Inc. Class A	3,208		33,074
Highcape Capital Acquisition Corporation	40,000		404,800
Hudson Executive Investment Corporation Class A	34,654		340,649
InterPrivate Acquisition Corporation	7,048		70,480
Jaws Acquisition Corporation Class A (b)	3,879		40,380
Juniper Industrial Holdings, Inc. Class A	40,644		425,136
Kensington Capital Acquisition Corporation Class A	11,486		192,390
LGL Systems Acquisition Corporation Class A	14,098		141,262
Longview Acquisition Corporation Class A	24,977		245,274
Monocle Acquisition Corporation	4,405		45,107
Oaktree Acquisition Corporation Class A (b)	1,341		15,757
Orisun Acquisition Corporation (f)	2,514		25,643
Osprey Technology Acquisition Corporation Class A	2,525		25,730
Pershing Square Tontine Holdings Ltd. Class A	1,228		27,863
Pivotal Investment Corporation II Class A	21,879		252,265
QELL Acquisition Corporation (b)	1,423		14,458
Schultze Special Purpose Acquisition Corporation (f)	4,504		45,851
Social Capital Hedosophia Holdings Corporation III Class A (b)	2,589		32,259
Software Acquisition Group, Inc. Class A	8,658		86,234
Spartan Energy Acquisition Corporation Class A	1,942		28,004
Subversive Capital Acquisition Corporation Class A (b)(f)	34,893		344,394
Trident Acquisitions Corporation	9,377		102,444
Tuscan Holdings Corporation	8,621		87,762
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (Cost $6,312,512)			6,633,124

	Shares
PREFERRED STOCKS - 0.09%
WESCO International, Inc., 10.625%, Series A	1,502		42,056
TOTAL PREFERRED STOCKS (Cost $39,878)			42,056

CONTINGENT VALUE RIGHTS - 0.09% (a)(f)
Alder Biopharmaceuticals, Inc.	31,310		43,051
Media General, Inc. (e)	8,397		252
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)			43,303

RIGHTS - 0.03% (a)
Bristol-Myers Squibb Company	6,945		15,626
TOTAL RIGHTS (Cost $24,452)			15,626

WARRANTS - 0.40% (a)
Akazoo S.A.
Expiration: December 2024, Exercise Price: $11.50 (b)(d)(g)	2,642		–
CC Neuberger Principal Holdings I Class A
Expiration: December 2025, Exercise Price: $11.50 (b)	7,056		12,701
CF Finance Acquisition Corporation Class A
Expiration: April 2025, Exercise Price: $11.50	3,888		3,810
CHP Merger Corporation Class A
Expiration: November 2024, Exercise Price: $11.50 (f)	545		635
Flying Eagle Acquisition Corporation Class A
Expiration: February 2027, Exercise Price: $11.50	276		900
Fortress Value Acquisition Corporation Class A
Expiration: May 2027, Exercise Price: $11.50	4,550		14,969
Fusion Acquisition Corporation Class A
Expiration: June 2027, Exercise Price: $11.50	11,485		12,519
GigCapital3, Inc.
Expiration: July 2025, Exercise Price: $11.50	3,600		2,304
Gores Holdings IV, Inc. Class A
Expiration: January 2025, Exercise Price: $11.50	575		955
Grid Dynamics Holdings, Inc.
Expiration: September 2023, Exercise Price: $11.50	2,952		5,255
Hudson Executive Investment Corporation Class A
Expiration: June 2025, Exercise Price: $11.50	17,327		20,446
International General Insurance Holdings Ltd.
Expiration: March 2025, Exercise Price: $11.50 (b)	4,193		2,505
InterPrivate Acquisition Corporation
Expiration: October 2024, Exercise Price: $11.50	3,524		2,872
Jaws Acquisition Corporation Class A
Expiration: July 2025, Exercise Price: $11.50 (b)	1,293		2,741
Juniper Industrial Holdings, Inc. Class A
Expiration: November 2026, Exercise Price: $11.50	20,322		35,157
Kensington Capital Acquisition Corporation Class A
Expiration: July 2027, Exercise Price: $11.50	2,461		11,075
KLDiscovery, Inc.
Expiration: December 2025, Exercise Price: $11.50	2,000		600
LGL Systems Acquisition Corporation Class A
Expiration: November 2026, Exercise Price: $11.50	7,049		7,648
Longview Acquisition Corporation Class A
Expiration: June 2025, Exercise Price: $11.50	8,326		8,076
Monocle Acquisition Corporation
Expiration: June 2024, Exercise Price: $11.50	4,405		2,198
Pershing Square Tontine Holdings Ltd. Class A
Expiration: July 2025, Exercise Price: $23.00	136		975
Pivotal Investment Corporation II Class A
Expiration: June 2025, Exercise Price: $11.50	7,293		26,984
Social Capital Hedosophia Holdings Corporation III Class A
Expiration: December 2025, Exercise Price: $11.50 (b)	863		3,331
Software Acquisition Group, Inc. Class A
Expiration: October 2026, Exercise Price: $11.50	4,329		4,156
Tuscan Holdings Corporation
Expiration: April 2026, Exercise Price: $11.50	8,621		4,375
Whole Earth Brands, Inc.
Expiration: June 2025, Exercise Price: $11.50	10,732		10,410
TOTAL WARRANTS (Cost $126,280)			197,597

	Principal Amount
BANK LOANS - 1.95% (f)(i)
Cengage Learning Holdings II, Inc.
5.250% (3 Month U.S. LIBOR + 4.250%), 6/7/2023	$200,792		168,666
McGraw-Hill Global Education Holdings LLC
5.000% (3 Month U.S. LIBOR + 4.000%), 5/4/2022	157,773		132,266
Refinitiv U.S. Holdings, Inc.
3.406% (1 Month U.S. LIBOR + 3.250%), 10/1/2025	431,016		427,191
RentPath LLC
0.000% (3 Month U.S. LIBOR + 4.750%), 12/17/2021 (l)	305,000		221,125
8.000% (1 Month U.S. LIBOR + 7.000%), 12/14/2025	14,246		13,320
TOTAL BANK LOANS (Cost $1,061,981)			962,568

CORPORATE BONDS - 6.55% (f)
Avaya, Inc.
6.125%, 9/15/2028 (h)	50,000		51,250
Carvana Company
5.875%, 10/1/2028 (h)	100,000		99,000
CEC Entertainment, Inc.
8.000%, 2/15/2022 (l)	105,000		9,450
Cincinnati Bell, Inc.
7.000%, 7/15/2024 (h)	56,000		57,820
8.000%, 10/15/2025 (h)	181,000		191,634
EIG Investors Corporation
10.875%, 2/1/2024	112,000		116,888
Gogo Intermediate Holdings LLC / Gogo Finance Company, Inc.
9.875%, 5/1/2024 (h)	289,000		309,483
Ingram Micro, Inc.
5.450%, 12/15/2024	230,000		245,865
Lithia Motors, Inc.
4.375%, 1/15/2031 (h)	37,000		37,000
Michaels Stores, Inc.
4.750%, 10/1/2027 (h)	50,000		49,656
Montage Resources Corporation
8.875%, 7/15/2023	240,000		244,500
Nielsen Finance LLC / Nielsen Finance Company
5.000%, 4/15/2022 (h)	163,000		163,571
Polaris Intermediate Corporation
8.500% Cash or 9.250% Paid-in-Kind, 12/1/2022 (h)	582,000		592,913
QualityTech LP / QTS Finance Corporation
3.875%, 10/1/2028 (h)	14,000		14,075
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc.
3.875%, 3/1/2031 (h)	100,000		99,000
Refinitiv U.S. Holdings, Inc.
6.250%, 5/15/2026 (h)	67,000		71,648
8.250%, 11/15/2026 (h)	386,000		423,635
Stars Group Holdings BV / Stars Group US Co-Borrower LLC
7.000%, 7/15/2026 (b)(h)	80,000		85,150
WPX Energy, Inc.
5.875%, 6/15/2028	207,000		216,578
Yum! Brands, Inc.
3.625%, 3/15/2031	150,000		150,281
TOTAL CORPORATE BONDS (Cost $3,325,871)			3,229,397

	Contracts (100 shares per contract)	Notional Amount
PURCHASED PUT OPTIONS - 0.17% (a)
DuPont de Nemours, Inc.
Expiration: October 2020, Exercise Price: $50.00	22	$122,056	649
Fox Corporation Class A
Expiration: October 2020, Exercise Price: $19.00	12	33,396	30
iShares U.S. Medical Devices ETF
Expiration: January 2021, Exercise Price: $295.00	24	719,088	40,320
Navistar International Corporation
Expiration: October 2020, Exercise Price: $36.00	24	104,496	780
Expiration: November 2020, Exercise Price: $36.00	23	100,142	2,530
SPDR S&P 500 ETF Trust
Expiration: October 2020, Exercise Price: $330.00	22	736,758	11,187
Expiration: October 2020, Exercise Price: $340.00	29	971,181	28,000
TOTAL PURCHASED OPTIONS (Cost $109,357)			83,496

	Shares
ESCROW NOTES - 5.69% (a)
Allegro Merger Corporation (f)	2,503		64
Altaba, Inc. (f)	124,074		2,808,725
AMR Corporation (d)(g)	7,668		613
TOTAL ESCROW NOTES (Cost $2,062,058)			2,809,402

SHORT-TERM INVESTMENTS - 18.89%
MONEY MARKET FUNDS - 18.89% (c)
Fidelity Institutional Government Portfolio, Institutional Share Class, 0.01%	2,114,754		2,114,754
Goldman Sachs Government Fund, Institutional Share Class, 0.00%	2,403,000		2,403,000
The Government & Agency Portfolio, Institutional Share Class, 0.02%	2,403,000		2,403,000
JPMorgan U.S. Government Money Market Fund, Institutional Share Class, 0.07%	2,403,000		2,403,000
TOTAL SHORT-TERM INVESTMENTS (Cost $9,323,754)			9,323,754
TOTAL LONG INVESTMENTS (Cost $44,657,537) - 92.49%			45,639,771

TOTAL NET INVESTMENTS
(Cost $44,657,537) - 92.49%			45,639,771
OTHER ASSETS IN EXCESS OF LIABILITIES - 7.51%			3,707,890
TOTAL NET ASSETS - 100.00%			$49,347,661

ADR	- American Depository Receipt
ETF	- Exchange-Traded Fund
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
REITs	- Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of September 30, 2020.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contracts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see footnote (m) on the Schedule of Investments for more information.
(g)	Level 3 Security. Please see footnote (m) on the Schedule of Investments for more information.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of September 30, 2020, these securities represent 4.55% of total net assets.

(i)	The coupon rate shown on variable rate securities represents the rate as of September 30, 2020.
(j)	This security is held in connection with a written option contract.
(l)	Default or other conditions exist and the security is not presently accruing income.
(m)	Investment Valuation

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Equity securities, including common and preferred stocks, closed-end funds and ETFs, that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by an independent pricing vendor. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 p.m. New York time bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. These securities are classified as Level 2 investments.

Investments in Special Purpose Acquisition Companies, including their related units, shares, rights and warrants (each a “SPAC interest”), will typically be valued by reference to the last reported transaction for the composite exchange. These securities are classified as Level 1 investments. If, on a particular day, no reliable market transaction is readily available and reported for the  composite exchange, then the mean between the closing bid and asked prices on the composite exchange will be used to value the SPAC interest, or the SPAC interest will be fair valued in accordance with the Fund’s pricing procedures. These securities are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. Notwithstanding the above, options that trade principally on a European exchange are typically valued at the “settlement price” as reported by the exchange on which the option principally trades. If the settlement price for a European exchange-traded option is unreliable or unavailable, the option will generally be valued at the last reported sale price. When the last sale of an exchange-traded option is outside the bid and asked prices, the Fund will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. On the stipulated expiration date, expiring options will be priced at intrinsic value. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange and/or are fair valued in accordance with the Fund’s pricing procedures are classified as Level 2 investments.

Investments in registered open-end investment companies, including Money Market Funds, are typically valued at their reported net asset value (“NAV”) per share. These securities are generally classified as Level 1 investments.

Forward currency contracts are valued at bid prices calculated using an “interpolation” methodology that incorporates foreign-exchange prices for standard forward-settlement periods. These securities are generally classified as Level 2.

In general, swap prices are determined using the same methods as would be used to price the underlying security. When the underlying security is the subject of a completed corporate  reorganization for which the final deal terms are known, the swap is priced at the value of the consideration to be received by the Fund. The credit quality of the swap’s counterparties and collateral is monitored and the valuation of a swap may be adjusted if it is believed that the credit quality of the counterparty or collateral affects the market value of the swap position. These securities are generally classified as Level 2 investments.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, the Fund may fair value a security that primarily trades on an exchange that closes before the New York Stock Exchange (“NYSE”) if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Trust or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of September 30, 2020. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3		Total
Assets
Common Stocks*	$20,531,659	$1,767,789	$-		$22,299,448
Special Purpose Acquisition Companies	5,983,484	649,640	-		6,633,124
Preferred Stocks	42,056	-	-		42,056
Contingent Value Rights	-	43,303	-		43,303
Rights	15,626	-	-		15,626
Warrants	196,962	635	-	***	197,597
Bank Loans	-	962,568	-		962,568
Corporate Bonds	-	3,229,397	-		3,229,397
Purchased Option Contracts	83,496	-	-		83,496
Escrow Notes	-	2,808,789	613		2,809,402
Short-Term Investments	9,323,754	-	-		9,323,754
Swap Contracts**	-	143,128	-		143,128
Total	$36,177,037	$9,605,249	$613		$45,782,899

Liabilities
Written Option Contracts	$(58,382)	$- ***	$-		$(58,382)
Forward Currency Exchange Contracts**	-	(116,191)	-		(116,191)
Swap Contracts**	-	(553,702)	-		(553,702)
Total	$(58,382)	$(669,893)	$-		$(728,275)

* Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
** Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.
*** Amount less than $0.50.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by using broker quotes or such other pricing sources or data as are permitted by the Fund’s pricing procedures. At September 30, 2020, the net value of these securities was $613. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in footnote (m). The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Warrants		Escrow Notes	Total Investment
Balance as of December 31, 2019	$-		$1,764	$1,764
Purchases on Investments	-		-	-
(Sales) of Investments	-		- *	- *
Realized (Gain) Loss	-		(1,119)	(1,119)
Transfers Into Level 3	-	*	-	- *
(Transfer Out) of Level 3	-		-	-
Change in Unrealized Appreciation (Depreciation)	-		(32)	(32)
Balance as of September 30, 2020	$-	*	$613	$613

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at September 30, 2020	$(1,218)		$(1,150)	$(2,368)

*	Amount less than $0.50.

The realized and unrealized gains and losses from Level 3 transactions are included with the net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, respectively. The net change in unrealized appreciation on investments related to Level 3 securities held by the Fund at September 30, 2020 totals $(32).

Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for restricted securities or material Level 3 investments as of September 30, 2020 for Fund are as follows:

Description	Fair Value at September 30, 2020		Valuation Technique	Unobservable Input

Warrant	$ -	*	Projected Final Exercise Price**	Value of Final Exercise Price

* Amount less than $0.50.
** Based on the evaluation of the likelihood that the warrant is exercised, the security is being priced at zero.

The table above does not include certain Level 3 investments that are valued by brokers. At September 30, 2020, the value of these securities was $613. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in footnote (m).

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S Bank Global Fund Services.

The Merger Fund VL
SCHEDULE OF INVESTMENTS
Open Written Options
September 30, 2020 (Unaudited)

	Contracts (100 shares per contract)	Notional Amount	Value
WRITTEN CALL OPTIONS
DuPont de Nemours, Inc.
Expiration: October 2020, Exercise Price: $55.00	(22)	$(122,056)	$(4,433)
Fox Corporation Class A
Expiration: October 2020, Exercise Price: $23.00	(12)	(33,396)	(6,000)
Immunomedics, Inc.
Expiration: November 2020, Exercise Price: $90.00	(2)	(17,006)	(5)
Momenta Pharmaceuticals, Inc.
Expiration: December 2020, Exercise Price: $55.00	(103)	(540,544)	(257)
Navistar International Corporation
Expiration: October 2020, Exercise Price: $40.00	(24)	(104,496)	(10,500)
Expiration: November 2020, Exercise Price: $42.00	(23)	(100,142)	(6,555)
Principia Biopharma, Inc.
Expiration: November 2020, Exercise Price: $100.00 (a)	(20)	(200,000)	-
SPDR S&P 500 ETF Trust
Expiration: November 2020, Exercise Price: $350.00	(45)	(1,507,005)	(24,008)
Varian Medical Systems, Inc.
Expiration: November 2020, Exercise Price: $175.00	(19)	(326,800)	(1,615)
Virtusa Corporation
Expiration: October 2020, Exercise Price: $55.00	(4)	(19,664)	(10)
			(53,383)
WRITTEN PUT OPTIONS
SPDR S&P 500 ETF Trust
Expiration: October 2020, Exercise Price: $310.00	(13)	(435,357)	(1,651)
Expiration: October 2020, Exercise Price: $320.00	(13)	(435,357)	(3,348)
			(4,999)
TOTAL WRITTEN OPTIONS
(Premiums received $94,863)			$(58,382)

ETF - Exchange-Traded Fund
(a) Level 2 Security. Please see footnote (m) on the Schedule of Investments for more information.

The Merger Fund VL
SCHEDULE OF INVESTMENTS
Forward Currency Exchange Contracts
September 30, 2020 (Unaudited)
								Unrealized
Settlement				USD Value at			USD Value at	Appreciation
Date	Counterparty	Currency to be Delivered		September 30, 2020	Currency to be Received		September 30, 2020	(Depreciation)*
11/17/2020	JPM	847,126	CAD	$636,286	642,672	USD	$642,672	$6,386
12/4/2020	JPM	876,229	CHF	953,182	965,164	USD	965,164	11,982
10/8/2020	GS	67,704	EUR	79,693	73,922	USD	73,922	(5,771)
11/18/2020	GS	181,830	EUR	213,221	207,146	USD	207,146	(6,075)
3/17/2021	JPM	2,103,181	EUR	2,475,610	2,372,538	USD	2,372,538	(103,072)
3/17/2021	JPM	1,174,104	USD	1,174,104	1,004,357	EUR	1,182,207	8,103
5/12/2021	GS	397,624	EUR	466,675	448,452	USD	448,452	(18,223)
12/10/2020	JPM	125,644	GBP	162,197	160,254	USD	160,254	(1,943)
5/12/2021	GS	12,661	GBP	16,358	16,283	USD	16,283	(75)
11/4/2020	JPM	3,619,967	HKD	467,023	466,431	USD	466,431	(592)
11/10/2020	JPM	603,928	HKD	77,913	77,879	USD	77,879	(34)
10/15/2020	JPM	81,122,542	JPY	769,318	762,103	USD	762,103	(7,215)
12/8/2020	JPM	21,623	NZD	14,303	14,641	USD	14,641	338
				$7,505,883			$7,389,692	$(116,191)

CAD	- Canadian Dollar
CHF	- Swiss Franc
EUR	- Euro
GBP	- British Pound
GS	- Goldman, Sachs & Co.
HKD	- Hong Kong Dollar
JPM	- JPMorgan Chase & Co., Inc.
JPY	- Japanese Yen
NZD	- New Zealand Dollar
USD	- U.S. Dollar
*	Net unrealized appreciation (depreciation) is a receivable (payable).

The Merger Fund VL
SCHEDULE OF INVESTMENTS
Open Swap Contracts*
September 30, 2020 (Unaudited)
									Unrealized
			Pay/Receive on	Financing	Payment		Notional		Appreciation
Counterparty	Security	Termination Date	Financing Rate	Rate	Frequency	Shares	Amount		(Depreciation)**
LONG TOTAL RETURN SWAP CONTRACTS
BAML	Bristol-Myers Squibb Company	11/21/2020	Pay	0.000%(1)	Monthly	5,135	$–	(1)	$11,554
BAML	Faurecia S.E.	2/24/2021	Pay	0.450% + 1 Month U.S. LIBOR	Monthly	837	34,737		1,486
BAML	Fiat Chrysler Automobiles N.V.	11/14/2020	Pay	0.444% + 1 Month U.S. LIBOR	Monthly	95,920	1,137,952		39,130
GS	G4S plc	9/21/2021	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	6,029	14,647		936
GS	GrandVision N.V.	1/7/2021	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	13,991	420,390		(29,237)
JPM	Groupe Bruxelles Lambert S.A.	7/20/2021	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	1,582	137,364		5,380
JPM	Haudian Fuxin Energy Corporation Ltd.	7/20/2021	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	1,447,987	451,953		15,006
GS	Ingenico Group	5/21/2021	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	7,930	1,263,026		(33,160)
JPM	Keihin Corporation	7/20/2021	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	13,899	328,933		12,434
JPM	Leyou Technologies Holdings Ltd.	7/20/2021	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	189,409	75,436		3,974
JPM	Metlifecare Ltd.	7/20/2021	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	3,089	11,945		211
GS	NetEnt AB	6/30/2021	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	19,450	162,135		3,976
JPM	Nissin Kogyo Company Ltd.	7/20/2021	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	7,422	152,473		5,332
BAML	Northview Apartment Real Estate Investment Trust	5/4/2021	Pay	0.700% + 1 Month U.S. LIBOR	Monthly	23,370	586,780		45,281
JPM	Qiagen N.V.	7/23/2021	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	1,000	48,654		3,592
BAML	Qiagen N.V.	7/27/2021	Pay	0.450% + 1 Month U.S. LIBOR	Monthly	21,753	1,066,215		69,727
BAML	Qiagen N.V.	9/4/2021	Pay	0.450% + 1 Month U.S. LIBOR	Monthly	4,690	222,118		22,955
JPM	SHOWA Corporation	7/20/2021	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	12,266	256,673		9,821
BAML	Sunrise Communications Group	8/12/2021	Pay	0.450% + 1 Month U.S. LIBOR	Monthly	7,967	952,075		(9,378)
JPM	Unilever N.V.	8/6/2021	Pay	0.372% + 3 Month U.S. LIBOR	Quarterly	25,249	1,481,931		42,399
JPM	William Hill plc	9/25/2021	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	41,046	152,274		(5,036)

SHORT TOTAL RETURN SWAP CONTRACTS
JPM	American Airlines Group, Inc.	7/20/2021	Pay	(0.600)% + U.S. Federal Funds	Quarterly	(70)	(803)		(58)
BAML	Analog Devices, Inc.	7/30/2021	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(12,352)	(1,441,149)		(911)
GS	Aon plc	3/19/2021	Pay	(0.350)% + U.S. Federal Funds	Monthly	(15,465)	(2,763,071)		(427,519)
JPM	Basket of Swaps	7/20/2021	Pay	(0.950)% + U.S. Federal Funds	Quarterly	(1,187)	(134,138)		(1,694)
GS	BorgWarner, Inc.	4/23/2021	Pay	(0.350)% + U.S. Federal Funds	Monthly	(12,241)	(383,467)		(90,773)
GS	The Charles Schwab Corporation	12/5/2020	Pay	(0.350)% + U.S. Federal Funds	Monthly	(47,993)	(2,030,101)		291,155
GS	Chevron Corporation	8/17/2021	Pay	(0.350)% + U.S. Federal Funds	Monthly	(554)	(50,276)		10,384
GS	Evolution Gaming Group AB	6/30/2021	Pay	(0.350)% + U.S. Federal Funds	Monthly	(2,542)	(165,160)		(3,680)
BAML	Just Eat Takeaway	8/27/2021	Pay	(0.350)% + 1 Month U.S. LIBOR	Monthly	(11,688)	(1,281,764)		(33,009)
GS	Morgan Stanley	2/28/2021	Pay	(0.350)% + U.S. Federal Funds	Monthly	(48,769)	(2,081,979)		(276,114)
JPM	Morgan Stanley	7/20/2021	Pay	(0.600)% + U.S. Federal Funds	Quarterly	(130)	(6,742)		455
BAML	Peugeot S.A.	11/14/2020	Pay	(0.350)% + 1 Month U.S. LIBOR	Monthly	(54,957)	(1,035,494)		36,701
GS	Sunrun, Inc.	9/8/2021	Pay	(0.350)% + U.S. Federal Funds	Monthly	(2,826)	(173,305)		(44,503)
BAML	Teladoc Health, Inc.	8/11/2021	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(3,173)	(614,964)		(80,723)
JPM	Unilever N.V.	8/6/2021	Pay	(0.332)% + U.S. Federal Funds	Quarterly	(25,250)	(1,504,636)		(51,501)
GS	Worldline S.A.	5/21/2021	Pay	(0.350)% + U.S. Federal Funds	Monthly	(12,459)	(1,069,196)		44,833
									$(410,574)
BAML	- Bank of America Merrill Lynch & Co., Inc.
GS	- Goldman, Sachs & Co.
JPM	- JPMorgan Chase & Co., Inc.
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
U.S. Federal Funds	- U.S. Federal Funds Effective Rate
*	There were no upfront premiums paid or received for the open swap contracts held.
**	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).
(1)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.